FI - Own credit gains/(losses) on fair value option elected instruments (Details 17) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Gains/(losses) recorded into AOCI	SFr 299	SFr 48
Gains/(losses) recorded into AOCI, Cumulatively	(2,252)
Gains/(losses) recorded into AOCI transferred to net income	103	156
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	14	(9)
Gains/(losses) recorded into AOCI, Cumulatively	(62)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	19	(13)
Gains/(losses) recorded into AOCI, Cumulatively	(51)
Gains/(losses) recorded into AOCI transferred to net income	0	1
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	266	70
Gains/(losses) recorded into AOCI, Cumulatively	(2,139)
Gains/(losses) recorded into AOCI transferred to net income	103	155
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	359	(177)
Gains/(losses) recorded into AOCI, Cumulatively	(1,132)
Gains/(losses) recorded into AOCI transferred to net income	103	155
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(129)	234
Gains/(losses) recorded into AOCI, Cumulatively	(921)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank
Financial instruments
Gains/(losses) recorded into AOCI	296	2
Gains/(losses) recorded into AOCI, Cumulatively	(2,200)
Gains/(losses) recorded into AOCI transferred to net income	103	156
Bank | Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	14	(9)
Gains/(losses) recorded into AOCI, Cumulatively	(62)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank | Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	19	(13)
Gains/(losses) recorded into AOCI, Cumulatively	(51)
Gains/(losses) recorded into AOCI transferred to net income	0	1
Bank | Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	263	24
Gains/(losses) recorded into AOCI, Cumulatively	(2,087)
Gains/(losses) recorded into AOCI transferred to net income	103	155
Bank | Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	361	(177)
Gains/(losses) recorded into AOCI, Cumulatively	(1,142)
Gains/(losses) recorded into AOCI transferred to net income	103	155
Bank | Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(134)	188
Gains/(losses) recorded into AOCI, Cumulatively	(859)
Gains/(losses) recorded into AOCI transferred to net income	SFr 0	SFr 0